Commitments and Contingencies - Additional information (Details) ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Aug. 01, 2021 CNY (¥)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Dec. 31, 2031 CNY (¥)	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies
Investment Company, Committed Capital	¥ 110.0			¥ 30.0
Remaining investment commitment					¥ 30.0
ATA Learning (Beijing)
Commitments and Contingencies
Decrease to capital contribution	30.0
Alpha Advantage Global Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares		4,529,100	4,529,100
Dynamic Fame Limited
Commitments and Contingencies
Common shares holding at time of sale of business | shares		188,000	188,000
Mr. Xiaofeng Ma | ATA Learning (Beijing)
Commitments and Contingencies
Investment Company, Committed Capital	¥ 80.0
ATA Online Sale Transaction
Commitments and Contingencies
Total consideration | $		$ 200.0
ATA Online Sale Transaction | Alpha Advantage Global Limited and Dynamic Fame Limited
Commitments and Contingencies
Attorney's fees and other litigation costs			¥ 15.0
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Alpha Advantage Global Limited
Commitments and Contingencies
Loss contingency, damages sought, value			95.0
Attorney's fees and other litigation costs			1.5
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Dynamic Fame Limited
Commitments and Contingencies
Loss contingency, damages sought, value			5.0
Attorney's fees and other litigation costs			¥ 0.5
Huanqiuyimeng
Commitments and Contingencies
Equity investment, Ownership percentage	15.00%
Huanqiuyimeng | ATA Learning (Beijing)
Commitments and Contingencies
Equity investment, Ownership percentage	40.00%
Huanqiuyimeng | Third party [Member]
Commitments and Contingencies
Equity investment, Ownership percentage	55.00%